Segment Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 28, 2012	Oct. 30, 2011	Oct. 28, 2012	Oct. 30, 2011	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010
Segment Reporting Disclosure [Line Items]
Net sales	$ 2,146	$ 1,893	$ 6,041	$ 5,376	$ 7,028	$ 6,449	$ 6,313
Foreign
Segment Reporting Disclosure [Line Items]
Net sales					404	365	330
Long-lived assets					$ 18	$ 29